                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Mid-Cap Value Fund

 Schedule of Investments  1/31/12

 Shares

 Value

 COMMON STOCKS - 98.1%

 Energy - 6.4%

 Integrated Oil & Gas - 2.3%

 232,500

 Murphy Oil Corp.

 $

 13,857,000

 595,400

 QEP Resources, Inc.

 17,052,256

 $

 30,909,256

 Oil & Gas Drilling - 1.8%

 250,000

 Ensco Plc

 $

 13,160,000

 600,000

 Nabors Industries, Inc. *

 11,172,000

 $

 24,332,000

 Oil & Gas Exploration & Production - 1.7%

 225,000

 Noble Energy, Inc.

 $

 22,650,750

 Oil & Gas Refining & Marketing - 0.6%

 300,000

 Valero Energy Corp.

 $

 7,197,000

 Total Energy

 $

 85,089,006

 Materials - 5.0%

 Diversified Chemical - 1.6%

 233,165

 LyondellBasell Industries NV

 $

 10,049,412

 130,000

 PPG Industries, Inc.

 11,645,400

 $

 21,694,812

 Specialty Chemicals - 3.4%

 216,400

 Albemarle Corp.

 $

 13,916,684

 293,100

 Celanese Corp.

 14,276,901

 275,700

 Ecolab, Inc.

 16,663,308

 $

 44,856,893

 Total Materials

 $

 66,551,705

 Capital Goods - 8.5%

 Aerospace & Defense - 1.8%

 1,037,700

 Spirit Aerosystems Holdings Inc. *

 $

 23,597,298

 Construction & Engineering - 2.6%

 436,400

 Fluor Corp.

 $

 24,543,136

 309,400

 KBR Inc.

 9,944,116

 $

 34,487,252

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 99,600

 Cummins, Inc.

 $

 10,358,400

 Industrial Machinery - 3.3%

 387,400

 Idex Corp.

 $

 15,697,448

 250,000

 SPX Corp.

 17,407,500

 150,401

 Stanley Black & Decker, Inc.

 10,555,142

 $

 43,660,090

 Total Capital Goods

 $

 112,103,040

 Commercial Services & Supplies - 2.9%

 Environmental & Facilities Services - 1.8%

 831,400

 Republic Services, Inc.

 $

 24,343,392

 Human Resource & Employment Services - 1.1%

 231,171

 Towers Watson & Co.

 $

 13,824,026

 Total Commercial Services & Supplies

 $

 38,167,418

 Transportation - 1.7%

 Airlines - 1.7%

 2,414,600

 Southwest Airlines Co.

 $

 23,131,868

 Total Transportation

 $

 23,131,868

 Automobiles & Components - 1.2%

 Motorcycle Manufacturers - 1.2%

 353,500

 Harley-Davidson, Inc.

 $

 15,621,165

 Total Automobiles & Components

 $

 15,621,165

 Consumer Durables & Apparel - 1.8%

 Apparel, Accessories & Luxury Goods - 1.3%

 701,400

 Hanesbrands Inc. *

 $

 17,254,440

 Homebuilding - 0.5%

 299,300

 Toll Brothers, Inc. *

 $

 6,527,733

 Total Consumer Durables & Apparel

 $

 23,782,173

 Consumer Services - 1.8%

 Hotels, Resorts & Cruise Lines - 1.0%

 349,100

 Wyndham Worldwide Corp.

 $

 13,880,216

 Specialized Consumer Services - 0.8%

 301,400

 Sotheby's Holding Inc.

 $

 10,105,942

 Total Consumer Services

 $

 23,986,158

 Retailing - 4.2%

 Apparel Retail - 1.5%

 669,600

 Guess?, Inc.

 $

 20,088,000

 Department Stores - 1.4%

 399,400

 Kohl's Corp.

 $

 18,368,406

 Specialty Stores - 1.3%

 1,187,700

 Staples Inc.

 $

 17,376,051

 Total Retailing

 $

 55,832,457

 Food & Drug Retailing - 1.0%

 Drug Retail - 1.0%

 309,700

 CVS/Caremark Corp.

 $

 12,929,975

 Total Food & Drug Retailing

 $

 12,929,975

 Food Beverage & Tobacco - 4.6%

 Distillers & Vintners - 1.3%

 823,100

 Constellation Brands, Inc. *

 $

 17,202,790

 Packaged Foods & Meats - 3.3%

 488,200

 Campbell Soup Co.

 $

 15,475,940

 764,400

 Sara Lee Corp.

 14,638,260

 171,100

 The J.M. Smucker Co.

 13,479,258

 $

 43,593,458

 Total Food Beverage & Tobacco

 $

 60,796,248

 Household & Personal Products - 1.1%

 Household Products - 1.1%

 321,800

 Church & Dwight Co, Inc.

 $

 14,600,066

 Total Household & Personal Products

 $

 14,600,066

 Health Care Equipment & Services - 3.3%

 Managed Health Care - 3.3%

 233,100

 AETNA, Inc.

 $

 10,186,470

 404,100

 CIGNA Corp.

 18,115,803

 172,600

 Humana, Inc.

 15,364,852

 $

 43,667,125

 Total Health Care Equipment & Services

 $

 43,667,125

 Pharmaceuticals & Biotechnology - 3.6%

 Life Sciences Tools & Services - 0.8%

 243,600

 Agilent Technologies, Inc.

 $

 10,345,692

 Pharmaceuticals - 2.8%

 510,900

 Teva Pharmaceutical Industries Ltd.

 $

 23,056,917

 238,200

 Watson Pharmaceuticals, Inc. *

 13,965,666

 $

 37,022,583

 Total Pharmaceuticals & Biotechnology

 $

 47,368,275

 Banks - 8.3%

 Diversified Banks - 1.1%

 515,600

 Comerica, Inc.

 $

 14,266,652

 Regional Banks - 7.2%

 750,700

 CIT Group, Inc. *

 $

 28,631,698

 258,956

 City National Corp.

 11,880,901

 2,055,000

 KeyCorp

 15,967,350

 314,800

 PNC Bank Corp.

 18,548,016

 1,007,000

 SunTrust Banks, Inc.

 20,713,990

 $

 95,741,955

 Total Banks

 $

 110,008,607

 Diversified Financials - 6.8%

 Asset Management & Custody Banks - 2.0%

 488,000

 Ameriprise Financial, Inc.

 $

 26,132,400

 Consumer Finance - 3.1%

 502,000

 Capital One Financial Corp.

 $

 22,966,500

 678,900

 Discover Financial Services LLC

 18,452,502

 $

 41,419,002

 Specialized Finance - 1.7%

 609,618

 Moody's Corp.

 $

 22,696,078

 Total Diversified Financials

 $

 90,247,480

 Insurance - 8.6%

 Insurance Brokers - 1.4%

 389,700

 Aon Corp.

 $

 18,873,171

 Life & Health Insurance - 3.2%

 425,500

 Aflac, Inc.

 $

 20,521,865

 950,000

 UNUM Group

 21,688,500

 $

 42,210,365

 Multi-Line Insurance - 1.1%

 796,377

 Hartford Financial Services Group, Inc.

 $

 13,952,525

 Property & Casualty Insurance - 2.9%

 700,000

 Allstate Corp.

 $

 20,195,000

 600,000

 Axis Capital Holdings Ltd.

 18,468,000

 $

 38,663,000

 Total Insurance

 $

 113,699,061

 Real Estate - 8.3%

 Industrial Real Estate Investment Trust - 1.1%

 950,000

 First Potomac Realty Trust

 $

 14,136,000

 Mortgage Real Estate Investment Trust - 1.0%

 788,600

 Annaly Capital Management, Inc.

 $

 13,280,024

 Office Real Estate Investment Trust - 2.0%

 743,100

 BioMed Property Trust, Inc.

 $

 13,799,367

 128,400

 Boston Properties, Inc.

 13,360,020

 $

 27,159,387

 Residential Real Estate Investment Trust - 1.0%

 218,400

 Equity Residential Property Trust, Inc.

 $

 13,005,720

 Retail Real Estate Investment Trust - 1.6%

 1,180,000

 Kimco Realty Corp.

 $

 21,535,000

 Specialized Real Estate Investment Trust - 1.6%

 1,299,500

 Host Hotels & Resorts, Inc.

 $

 21,337,790

 Total Real Estate

 $

 110,453,921

 Software & Services - 4.3%

 Application Software - 1.6%

 2,694,104

 Compuware Corp. *

 $

 21,121,775

 Data Processing & Outsourced Services - 1.1%

 339,500

 Verifone Holdings, Inc. *

 $

 14,496,650

 Systems Software - 1.6%

 653,600

 Rovi Corp. *

 $

 20,974,024

 Total Software & Services

 $

 56,592,449

 Technology Hardware & Equipment - 4.0%

 Communications Equipment - 1.4%

 883,700

 Juniper Networks Inc. *

 $

 18,495,841

 Computer Storage & Peripherals - 1.2%

 415,100

 NETAPP Inc. *

 $

 15,665,874

 Technology Distributors - 1.4%

 441,658

 Arrow Electronics, Inc. *

 $

 18,236,059

 Total Technology Hardware & Equipment

 $

 52,397,774

 Semiconductors - 2.7%

 Semiconductor Equipment - 1.3%

 415,900

 ASM Lithography Holdings NV

 $

 17,879,541

 Semiconductors - 1.4%

 466,100

 Analog Devices, Inc.

 $

 18,238,493

 Total Semiconductors

 $

 36,118,034

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 1.1%

 386,900

 CenturyLink, Inc.

 $

 14,326,907

 Total Telecommunication Services

 $

 14,326,907

 Utilities - 7.0%

 Electric Utilities - 2.7%

 463,800

 Northeast Utilities Corp.

 $

 16,117,050

 700,000

 PPL Corp.

 19,453,000

 $

 35,570,050

 Multi-Utilities - 4.3%

 606,700

 Ameren Corp.

 $

 19,195,988

 950,000

 CMS Energy Corp

 20,738,500

 290,500

 Consolidated Edison, Inc.

 17,127,880

 $

 57,062,368

 Total Utilities

 $

 92,632,418

 TOTAL COMMON STOCKS

 (Cost  $1,189,747,255)

 $

 1,300,103,330

 TEMPORARY CASH INVESTMENTS - 2.2%

 Repurchase Agreement - 2.2%

 14,765,000

 Deutschebank, 0.2%, dated 1/31/12, repurchase price of $14,765,000 plus accrued interest on 2/1/12 collateralized by the following:

 $7,707,293 U.S. Treasury Strip, 0.0%, 11/15/14-11/15/40

 $7,398,505 U.S. Treasury Bond, 3.125-9.0%, 11/15/18-11/15/41

 $

 14,765,000

 14,765,000

 TD Securities, Inc., 0.18%, dated 1/31/12, repurchase price of $14,765,000 plus accrued interest on 2/1/12 collateralized by $15,060,307 U.S. Treasury

 Bond, 2.375%, 1/15/27

 14,765,000

 Total Repurchase Agreement

 $

 29,530,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $29,530,000)

 $

 29,530,000

 TOTAL INVESTMENT IN SECURITIES - 97.3%

 (Cost  $1,217,304,420) (a)

 $

 1,329,633,330

 OTHER ASSETS AND LIABILITIES - (0.3) %

 $

 (4,268,026)

 TOTAL NET ASSETS - 100.0%

 $

 1,325,365,304

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At January 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,221,452,951 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 183,790,039

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (75,609,660)

 Net unrealized gain

 $

 108,180,379

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $ 1,300,103,330

  $                -

  $     -

  $ 1,300,103,330

 Temporary Cash Investments

                         -

     29,530,000

         -

          29,530,000

 Total

  $ 1,300,103,330

  $ 29,530,000

  $     -

  $ 1,329,633,330

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.